Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2019	Dec. 09, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	May 30, 2014	May 16, 2014	May 24, 2013	May 23, 2013	Jan. 19, 2012	Nov. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value								$ 0.00001	$ 0.00100
Ordinary shares, authorized		50,000,000,000	3,263,949,065
Convertible Redeemable Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001
Convertible redeemable shares, shares authorized			90,491,694
Convertible redeemable shares, shares issued			90,491,694
Convertible redeemable shares, shares outstanding			90,491,694
Convertible Redeemable Series A Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001								$ 0.00001
Convertible redeemable shares, shares authorized			825,308,112
Convertible redeemable shares, shares issued			825,308,112								166,666,700
Convertible redeemable shares, shares outstanding			825,308,112
Convertible Redeemable Series B Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001							$ 0.00001
Convertible redeemable shares, shares authorized			484,741,676
Convertible redeemable shares, shares issued			484,741,676							148,000,000
Convertible redeemable shares, shares outstanding			484,741,676
Convertible Redeemable Series C Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001			$ 0.00001	$ 0.00001
Convertible redeemable shares, shares authorized			426,001,147
Convertible redeemable shares, shares issued			357,292,862			81,508,317	208,661,292
Convertible redeemable shares, shares outstanding			357,292,862
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,371,289,450		335,534,850
Ordinary shares, shares outstanding	2,371,289,450		335,534,850	335,534,850	340,583,121
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004		90,491,694
Ordinary shares, shares outstanding	303,234,004		90,491,694
Class C Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.00001
Ordinary shares, shares issued			215,243,513
Ordinary shares, shares outstanding			215,243,513	215,243,513	215,243,513
Parent Company | Convertible Redeemable Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001
Convertible redeemable shares, shares authorized			90,491,694
Convertible redeemable shares, shares issued	0		90,491,694
Convertible redeemable shares, shares outstanding	0		90,491,694
Parent Company | Convertible Redeemable Series A Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001
Convertible redeemable shares, shares authorized			825,308,112
Convertible redeemable shares, shares issued	0		825,308,112
Convertible redeemable shares, shares outstanding	0		825,308,112
Parent Company | Convertible Redeemable Series B Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001
Convertible redeemable shares, shares authorized			484,741,676
Convertible redeemable shares, shares issued	0		484,741,676
Convertible redeemable shares, shares outstanding	0		484,741,676
Parent Company | Convertible Redeemable Series C Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable shares, par value			$ 0.00001
Convertible redeemable shares, shares authorized			426,001,147
Convertible redeemable shares, shares issued	0		357,292,862
Convertible redeemable shares, shares outstanding	0		357,292,862
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,371,289,450		335,534,850
Ordinary shares, shares outstanding	2,371,289,450		335,534,850
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001
Ordinary shares, authorized	500,000,000
Ordinary shares, shares issued	303,234,004		0
Ordinary shares, shares outstanding	303,234,004		0
Parent Company | Class C Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.00001
Ordinary shares, shares issued	0		215,243,513
Ordinary shares, shares outstanding	0		215,243,513